Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Segment information
Total net revenues	¥ 2,091,757	$ 301,280	¥ 1,942,113	$ 300,786	¥ 1,834,422	$ 277,107
Income from operations	197,385	28,430	326,690	50,596	281,606	42,539
Net income/(loss)	120,270	$ 17,323	235,869	$ 36,530	207,657	$ 31,369
Operating segments | Wealth Segment
Segment information
Total net revenues	2,005,293		1,941,691		1,834,422
Income from operations	308,530		337,775		281,606
Net income/(loss)	231,419		247,359		¥ 207,657
Operating segments | Health Segment
Segment information
Total net revenues	87,841		422
Income from operations	(111,145)		(11,085)
Net income/(loss)	(111,149)		¥ (11,490)
Eliminated
Segment information
Total net revenues	¥ (1,377)